UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:       JUNE 30, 2006

Check here if Amendment [ ];        Amendment Number: ___
This Amendment (Check only one.):               [   ] is a restatement.
                                                [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:     ELIAS ASSET MANAGEMENT INC.
ADDRESS:  500 ESSJAY RD. SUITE 220
          WILLIAMSVILLE, NY 14221

Form 13F File Number:    28-04969

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Kathy Strohmeyer
Title:   Operations Manager
Phone:   716-633-3800

Signature, Place, and Date of Signing:

Kathy Strohmeyer                      WILLIAMSVILLE, NY            07/26/06
------------------                    -----------------         ---------------
[Signature]                            [City, State]                [Date]

Report Type       (Check only one.):
[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

         Form 13F File Number       Name

         ___________________________________-  [Repeat as necessary.]

                              Form 13F SUMMARY PAGE



Report Summary:

Number of Other Included Managers:                       0

Form 13F Information Table Entry Total:                 62

Form 13F Information Table Value Total:              $199906
                                                   (thousands)

List of other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

         No.      Form 13F File Number               Name



         [Repeat as necessary.]

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Elias Asset Management FORM 13F                               30-Jun-06

                                                                                 Shares/
                              Title of                           Value            Prn        Sh/      Put/   Invstmt
Name of Issuer                 class               CUSIP        (x$1000)          Amt        Prn      Call   Dscretn
---------------------------------------------------------------------------------------------------------------------

American Express Co.             COM             025816109         3439          64613        SH               Sole
Amgen Inc.                       COM             031162100         3068          47027        SH               Sole
Apache Corp.                     COM             037411105         3064          44900        SH               Sole
Apple Computer                   COM             037833100          871          15200        SH               Sole
B J Services                     COM             055482103         2601          69795        SH               Sole
Bed Bath & Beyond Inc.           COM             075896100          520          15680        SH               Sole
Biogen Idec Inc.                 COM             09062X10          2349          50700        SH               Sole
Carnival Corp.                   COM             1.44E+08          2346          56198        SH               Sole
Ciena Corp.                      COM             1.72E+08            48          10000        SH               Sole
Cisco Systems Inc.               COM             17275R10          3097         158584        SH               Sole
Citigroup Inc.                   COM             1.73E+08          3229          66921        SH               Sole
Conocophillips                   COM             20825C10          2210          33729        SH               Sole
Dell Inc.                        COM             24702R10          2199          89889        SH               Sole
EBay Inc.                        COM             2.79E+08          4130         140995        SH               Sole
EMC Corp. Mass                   COM             2.69E+08          2521         229839        SH               Sole
EV3 Inc.                         COM             26928A20           453          30605        SH               Sole
Exxon Mobil Corp.                COM             30231G10          3920          63896        SH               Sole
Genentech Inc.                   COM             3.69E+08          3313          40505        SH               Sole
General Electric Co.             COM             3.7E+08           3773         114479        SH               Sole
Hershey Company                  COM             4.28E+08          2801          50860        SH               Sole
Home Depot Inc.                  COM             4.37E+08          3018          84311        SH               Sole
Honeywell International          COM             4.39E+08          3142          77962        SH               Sole
Intel Corp.                      COM             4.58E+08          2843         149609        SH               Sole
JDS Uniphase Corp.               COM             46612J101           51          20000        SH               Sole
Johnson & Johnson                COM             4.78E+08          2982          49767        SH               Sole
Lucent Technologies              COM             5.49E+08          2581        1066480        SH               Sole
Marriott Intl. Inc.              COM             5.72E+08          3426          89865        SH               Sole
Medco Health Solutions,          COM             58405U10          2920          50980        SH               Sole
Microsoft Inc.                   COM             5.95E+08           284          12205        SH               Sole
Morgan Stanley                   COM             6.17E+08           910          14392        SH               Sole
Motorola Inc.                    COM             6.2E+08           2908         144341        SH               Sole
Pfizer Inc.                      COM             7.17E+08          2437         103843        SH               Sole
Procter & Gamble                 COM             7.43E+08          3110          55929        SH               Sole
Qualcomm Inc.                    COM             7.48E+08          2446          61042        SH               Sole
Royal Dutch Shell PLC A          COM             7.8E+08            305           4550        SH               Sole
St. Jude Medical Inc.            COM             7.91E+08          2337          72100        SH               Sole
Staples Inc.                     COM             8.55E+08          3020         124011        SH               Sole
Texas Instruments Inc.           COM             8.83E+08          3654         120649        SH               Sole
United Technologies Cor          COM             9.13E+08          3928          61933        SH               Sole
Walgreen Co.                     COM             9.31E+08          3395          75718        SH               Sole
Wells Fargo & Company            COM             9.5E+08           3675          54786        SH               Sole
Financial Select Sector SPDR                     81369Y60          3183          98430        SH               Sole
IShares Cohen & Steers Realty                    4.64E+08           270           3225        SH               Sole
IShares DJ Select Dividend Ind                   4.64E+08          6027          95575        SH               Sole
IShares MSCI Canada Index                        4.64E+08          2585         108845        SH               Sole
IShares MSCI EAFE Index                          4.64E+08         17623         269505        SH               Sole
IShares MSCI Emerging Markets                    4.64E+08          4989          53130        SH               Sole
IShares Russell 1000 Growth In                   4.64E+08          1211          23945        SH               Sole
IShares Russell 1000 Value Ind                   4.64E+08         17612         240860        SH               Sole
IShares S&P Global Healthcare                    4.64E+08          1142          21485        SH               Sole
IShares S&P Small Cap 600 Inde                   4.64E+08         14273         229840        SH               Sole
Powershares High Yield Eq Dvd                    73935X30           178          12125        SH               Sole
S & P Mid-Cap 400 Dep Rcpts                      5.96E+08         17057         122565        SH               Sole
Technology Select Sector SPDR                    81369Y80          2847         140025        SH               Sole
Utilities Select Sector SPDR                     81369Y88           337          10425        SH               Sole
Amgen Inc.                                      031162100          3105          47600        SH               Sole
Amylin Pharmaceuticals Inc                      032346108           274           5550        SH               Sole
Community Bank N.A                               2.04E+08          2723         135000        SH               Sole
Exxon Mobil Corp.                                30231G10           276           4500        SH               Sole
General Electric Co.                             3.7E+08            624          18918        SH               Sole
Johnson & Johnson                                4.78E+08           234           3900        SH               Sole
Smartvideo Technologies Inc                      8.32E+08            14          10300        SH               Sole
REPORT SUMMARY 62 DATA REC                                       199906   0 OTHER MANAGERS

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